Business Combinations - Fair Value of Definite-Lived Intangible Assets (FY) (Details) - Innventure LLC $ in Thousands	Oct. 02, 2024 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets acquired	$ 187,500
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets acquired	17,800
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets acquired	4,600
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets acquired	$ 165,100